United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/07___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		_12/31/07__


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5596    89355 SH       SOLE                    89355
Bankrate Inc                   COM              06646v108     4493    93421 SH       SOLE                    93421
Bard C.R. Inc.                 COM              067383109     4947    52186 SH       SOLE                    52186
Best Buy Company               COM              086516101     6019   114314 SH       SOLE                   114314
Bright Horizons Family Solutio COM              109195107     4757   137726 SH       SOLE                   137726
Cisco Systems Inc              COM              17275R102     4675   172709 SH       SOLE                   172709
Cognizant Tech Solutions-A     COM              192446102     4008   118087 SH       SOLE                   118087
Conoco Phillips                COM              20825C104      231     2620 SH       SOLE                     2620
EMC Corp.                      COM              268648102     3767   203315 SH       SOLE                   203315
Expeditors                     COM              302130109     4500   100712 SH       SOLE                   100712
Express Scripts                COM              302182100     6704    91842 SH       SOLE                    91842
Exxon Mobil Corp               COM              30231G102      233     2491 SH       SOLE                     2491
FMC Technologies Inc           COM              30249U101     8653   152603 SH       SOLE                   152603
Factset Research Systems Inc   COM              303075105     4025    72256 SH       SOLE                    72256
Flir Systems Inc               COM              302445101     6976   222860 SH       SOLE                   222860
General Elec                   COM              369604103      314     8463 SH       SOLE                     8463
Google Inc - Cl A              COM              38259p508     4271     6176 SH       SOLE                     6176
Hibbett Sports, Inc.           COM              428567101     2248   112537 SH       SOLE                   112537
ITT Corp                       COM              450911102     5859    88720 SH       SOLE                    88720
Kirby Corp.                    COM              497266106     8001   172146 SH       SOLE                   172146
Laboratory Corp of America Hld COM              50540R409     4438    58763 SH       SOLE                    58763
MEMC Electronic Materials      COM              552715104     2889    32646 SH       SOLE                    32646
Manulife Financial Corp.       COM              56501R106     5286   129716 SH       SOLE                   129716
Micros Systems Inc.            COM              594901100     5847    83331 SH       SOLE                    83331
Mobile Telesystems-SP ADR      COM              607409109     6613    64972 SH       SOLE                    64972
Novo-Nordisk Spons ADR         COM              670100205     7130   109929 SH       SOLE                   109929
Oceaneering Intl Inc           COM              675232102     8604   127756 SH       SOLE                   127756
Oshkosh Truck Corp             COM              688239201     5829   123347 SH       SOLE                   123347
Petmed Express Inc             COM              716382106     1714   141677 SH       SOLE                   141677
Qualcomm Inc                   COM              747525103     3060    77760 SH       SOLE                    77760
Sabine Royalty Trust           COM              785688102      596    13910 SH       SOLE                    13910
Suntech Power Holdings-ADR     COM              86800C104     8539   103726 SH       SOLE                   103726
T. Rowe Price Group Inc        COM              74144T108     5050    82948 SH       SOLE                    82948
Teva Pharm Ind-SP ADR          COM              881624209     4276    92005 SH       SOLE                    92005
Tractor Supply                 COM              892356106     3884   108069 SH       SOLE                   108069